Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Detail) - Phantom Share Entitlement Plan [Member]	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	222,920
Expired | shares	(22,669)
Ending Balance, Number | shares	200,251
Opening Balance, Weighted average grant | $ / shares	$ 12.15
Expired, Weighted average grant | $ / shares	11.69
Ending Balance, Weighted average grant | $ / shares	$ 12.21